Earnings (Loss) Per Share (Details)		12 Months Ended
		Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2024 ¥ / shares
Losses Per Share [Line Items]
Weighted average ordinary shares	[1]	21,007,405,473,671	2,805,073,364,600	1,025,842,445,700
Assumed conversion (in Dollars) | $
Assumed conversion of ordinary shares		3,410,000,000	3,410,000,000	3,769,002,700
Stock Options [Member]
Losses Per Share [Line Items]
Weighted average ordinary shares			718,005,400	359,002,700
Exercisable stock options (in Yuan Renminbi per share) | ¥ / shares

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).